Debt (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 21, 2020	Dec. 31, 2020
Debt (Details) [Line Items]
Unsecured loan	$ 410,900
PPP Loan [Member]
Debt (Details) [Line Items]
Debt conversion description		the CARES Act and provides for loans to qualifying businesses in a maximum amount equal to the lesser of $10.0 million and 2.5 times the average monthly payroll expenses of the qualifying business.